PRC CONTRIBUTION AND PROFIT APPROPRIATION (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contribution and Profit Appropriation [Line Items]
Total contribution for employee benefits	¥ 37,594	¥ 35,241	¥ 29,029
China [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to statutory reserve required for education development reserve	25.00%
China [Member] | Minimum [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to statutory surplus reserve required	5.00%
Percentage appropriation to statutory public welfare fund required	10.00%
China [Member] | Maximum [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Contribution and Profit Appropriation [Line Items]
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage appropriation to statutory surplus reserve required	10.00%
Subsidiaries [Member] | China [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to general reserve fund required	10.00%
Subsidiaries [Member] | China [Member] | Maximum [Member]
Contribution and Profit Appropriation [Line Items]
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%